Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 152,718	$ 158,170	$ 114,415
Prepaid expenses and other receivables	1,873	4,543
Total current assets	349,607	284,175
Total assets	452,299	369,780
Current liabilities
Accrued expenses and other payables	31,145	26,810
Dividend payable	5,128	0
Total current liabilities	87,199	58,205
Total liabilities	100,104	77,852
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2018 - nil)	15	0
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 98,903,243 (2018 – 71,139,402)	99	71
Additional paid-in capital	207,962	204,998
Accumulated other comprehensive loss	(4,321)	(2,099)
Retained earnings	56,731	23,820
Total shareholders' equity	294,019	253,433
Total liabilities and equity	452,299	369,780
Parent Company
Current assets
Cash and cash equivalents	70,201	85,049	$ 2,140	$ 813
Prepaid expenses and other receivables	1,166	1,338
Amount due from subsidiaries	86,006	82,581
Dividend receivables	3,195	3,195
Total current assets	160,568	172,163
Investment in subsidiaries	149,087	99,485
Total assets	309,655	271,648
Current liabilities
Accrued expenses and other payables	1,544	1,667
Amount due to subsidiaries	8,964	16,548
Dividend payable	5,128	0
Total current liabilities	15,636	18,215
Total liabilities	15,636	18,215
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2018 - nil)	15	0
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 98,903,243 (2018 – 71,139,402)	99	71
Additional paid-in capital	207,962	204,998
Accumulated other comprehensive loss	(4,321)	(2,099)
Retained earnings	90,264	50,463
Total shareholders' equity	294,019	253,433
Total liabilities and equity	$ 309,655	$ 271,648